Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2025 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust. The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each a Portfolio) sponsored by the Eaton Vance organization. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2025, the Fund owned approximately 100% of Short Duration Inflation-Protected Income Portfolio’s outstanding interests and 1.8% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2025 is set forth below.

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Senior Debt Portfolio
(identified cost $102,336,819)	$102,677,483	20.1%
Short Duration Inflation-Protected Income Portfolio
(identified cost $401,182,850)	407,676,404	79.9
Total Investments in Affiliated Portfolios (identified cost $503,519,669)	$510,353,887	100.0%
Total Investments (identified cost $503,519,669)	$510,353,887	100.0%
Other Assets, Less Liabilities	$ 234,694	0.0%†
Net Assets	$510,588,581	100.0%
†	Amount is less than 0.05% or (0.05)%, as applicable.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2025 and October 31, 2024, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Short Duration Inflation-Protected Income Portfolio’s Portfolio of Investments is set forth below. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2025 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Short Duration Inflation-Protected Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$706	$ 654,337
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	79	79,223
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	19	18,798
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	341	320,279
Vantage Data Centers LLC:
Series 2020-1A, Class A2, 1.645%, 9/15/45(1)	606	603,200
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,035,097
Total Asset-Backed Securities (identified cost $2,856,186)		$ 2,710,934

Commercial Mortgage-Backed Securities — 2.3%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 5.406%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 4,844	$ 4,827,809
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.456%, 8/10/50(1)(3)	357	342,900
Series 2015-CR22, Class D, 3.76%, 3/10/48(1)(3)	1,000	764,780
Extended Stay America Trust, Series 2021-ESH, Class A, 5.537%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,778	2,782,138
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.048%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	761	765,587
Total Commercial Mortgage-Backed Securities (identified cost $9,609,629)		$ 9,483,214

Exchange-Traded Funds — 6.1%
Security	Shares	Value
Fixed-Income Funds — 6.1%
Eaton Vance Short Duration Income ETF(4)	280,000	$ 14,279,048
Eaton Vance Total Return Bond ETF(4)	96,500	4,888,690
Eaton Vance Ultra-Short Income ETF(4)	110,000	5,589,100
Total Exchange-Traded Funds (identified cost $24,675,479)		$ 24,756,838

U.S. Treasury Obligations — 87.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/28(5)	$9,206	$ 9,312,585
2.375%, 1/15/27(5)	12,752	12,950,271
2.50%, 1/15/29(5)	17,966	18,683,117
3.625%, 4/15/28(5)	20,272	21,515,443
3.875%, 4/15/29(5)	12,710	13,858,434
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/26(5)	4,903	4,856,531
0.125%, 7/15/26(5)	11,533	11,444,093
0.125%, 10/15/26(5)	13,881	13,733,888
0.125%, 4/15/27(5)	22,769	22,300,265
0.125%, 1/15/30(5)	11,869	11,219,508
0.125%, 7/15/30(5)	4,388	4,128,630
0.25%, 7/15/29(5)	7,917	7,613,405
0.375%, 1/15/27(5)	21,025	20,749,551
0.375%, 7/15/27(5)	21,813	21,529,923
0.50%, 1/15/28(5)	18,896	18,544,625
0.75%, 7/15/28(5)	14,086	13,922,841
0.875%, 1/15/29(5)	8,657	8,528,689
1.25%, 4/15/28(5)	23,362	23,318,369
1.625%, 10/15/27(5)	17,470	17,668,673
1.625%, 10/15/29(5)	17,877	18,112,012
1.625%, 4/15/30(5)	12,622	12,716,019
2.125%, 4/15/29(5)	23,383	24,011,162
2.375%, 10/15/28(5)	23,613	24,480,887
Total U.S. Treasury Obligations (identified cost $352,376,673)		$355,198,921

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(6)	11,126,439	$ 11,126,439
Total Short-Term Investments (identified cost $11,126,439)		$ 11,126,439
Total Investments — 98.9% (identified cost $400,644,406)		$403,276,346
Other Assets, Less Liabilities — 1.1%		$ 4,411,128
Net Assets — 100.0%		$407,687,474

Short Duration Inflation-Protected Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $12,194,148 or 3.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(4)	Affiliated fund.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	$ 957,060	$ —	$957,060
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	993,660	—	993,660
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	29,625	—	29,625
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	1,113,624	—	1,113,624
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	557,200	—	557,200
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	6/23/28	51,369	—	51,369
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.51% (pays upon termination)	4/25/29	36,435	—	36,435
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.64% (pays upon termination)	2/13/30	17,308	—	17,308
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.36% (pays upon termination)	4/24/30	145,712	(40,018)	105,694
							$3,901,993	$(40,018)	$3,861,975

Short Duration Inflation-Protected Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.
Affiliated Investments
At July 31, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $35,883,277, which represents 8.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$14,220,970	$ —	$ —	$58,078	$14,279,048	$260,864	280,000
Eaton Vance Total Return Bond ETF	—	4,854,519	—	—	34,171	4,888,690	74,337	96,500
Eaton Vance Ultra-Short Income ETF	1,063,440	4,533,400	—	—	(7,740)	5,589,100	114,105	110,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,213,189	91,151,026	(81,237,776)	—	—	11,126,439	275,013	11,126,439
Total				$ —	$84,509	$35,883,277	$724,319
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Short Duration Inflation-Protected Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 2,710,934	$ —	$ 2,710,934
Commercial Mortgage-Backed Securities	—	9,483,214	—	9,483,214
Exchange-Traded Funds	24,756,838	—	—	24,756,838
U.S. Treasury Obligations	—	355,198,921	—	355,198,921
Short-Term Investments	11,126,439	—	—	11,126,439
Total Investments	$35,883,277	$367,393,069	$ —	$403,276,346
Swap Contracts	$ —	$ 3,901,993	$ —	$ 3,901,993
Total	$35,883,277	$371,295,062	$ —	$407,178,339
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.